Feb. 28, 2020
NATIONWIDE MUTUAL FUNDS
Nationwide Diamond Hill Large Cap Concentrated Fund

Supplement dated September 16, 2020
to the Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective October 1, 2020:

1.	The table under the heading “Fees and Expenses” on page 10 of the Prospectus with respect to the Nationwide Diamond Hill Large Cap Concentrated Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Management Fees(1)	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.19%	1.16%	1.08%	1.28%
Total Annual Fund Operating Expenses	1.99%	2.71%	1.63%	1.83%
Fee Waiver/Expense Reimbursement(2)	(1.03%)	(1.03%)	(1.03%)	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.96%	1.68%	0.60%	0.80%

(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective October 1, 2020.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.60% until at least February 28, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

2.	The table under the heading “Example” on page 10 of the Prospectus with respect to the Nationwide Diamond Hill Large Cap Concentrated Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$1,069	$1,496	$2,680
Class C Shares	271	744	1,343	2,966
Class R6 Shares	61	413	789	1,846
Institutional Service Class Shares	82	475	894	2,063

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$171	$744	$1,343	$2,966